Nature of operations	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of operations
Nature of operations
Forum Energy Technologies, Inc. (the "Company"), a Delaware corporation, is a global oilfield products company, serving the subsea, drilling, completion, production and infrastructure sectors of the oil and natural gas industry. The Company designs, manufactures and distributes products, and engages in aftermarket services, parts supply and related services that complement the Company’s product offering.
On August 2, 2010, the Company completed the combination (the "Combination") of Forum Oilfield Technologies, Inc. ("FOT"), Global Flow Technologies, Inc. ("Global Flow"), Triton Group Holdings, LLC ("Triton"), Allied Production Services, Inc. ("Allied"), and Subsea Services International, Inc. ("Subsea") pursuant to which each company's shareholders, other than FOT, exchanged all of their common stock for the common stock of FOT. In conjunction with the Combination, FOT changed its name to Forum Energy Technologies, Inc. After the completion of the Combination, the Company's common stock was owned by three private equity funds with the same sponsor, certain current and former employees and directors of the Company, and former owners of previously acquired companies.
On April 17, 2012, the Company closed its initial public offering (the "IPO") pursuant to which the Company sold 13,889,470 shares of common stock and the selling stockholders sold 7,900,000 shares of common stock, including 2,842,104 shares of common stock pursuant to the underwriters' option to purchase additional shares, each at an offering price of $20.00 per share, all issued at par value. After deducting estimated expenses and underwriting discounts, the Company and the selling stockholders received net proceeds of approximately $256.4 million and $147.2 million, respectively. The Company did not receive any proceeds from the sale of common stock by the selling stockholders. Concurrently with the closing of the IPO, the Company sold 2,666,666 shares of common stock in a private placement to Tinicum L.P. ("Tinicum"), a private equity fund, for net proceeds of $50.0 million. The Company used all of the net proceeds from the IPO and concurrent private placement to repay a portion of the outstanding borrowings under the revolving portion of the Company's senior secured credit facility ("Credit Facility"). The Company's common shares are listed on the New York Stock Exchange under the symbol "FET."